Contingent Liabilities (Details) $ in Millions, Tsh in Billions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 TZS (Tsh)
Kabanga Nickel Company Ltd [Member]
Contingent Liabilities [Line Items]
Principal amount	$ 3.4	Tsh 8.9